Prudential Day One 2050 Fund
Schedule of Investments (unaudited) as of October 31, 2020
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	39,598	$419,347
PGIM Global Real Estate Fund (Class R6)	51,876	1,044,781
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	61,594	833,988
PGIM QMA Commodity Strategies Fund (Class R6)	72,457	631,098
PGIM QMA Emerging Markets Equity Fund (Class R6)	124,196	1,441,919
PGIM QMA International Developed Markets Index Fund (Class R6)	351,691	3,949,491
PGIM QMA Large-Cap Core Equity Fund (Class R6)	343,427	5,391,811
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	192,561	1,879,391
PGIM QMA US Broad Market Index Fund (Class R6)	237,236	3,525,322
PGIM TIPS Fund (Class R6)	19,822	209,920
PGIM Total Return Bond Fund (Class R6)	99,739	1,469,159

Total Long-Term Investments (cost $19,494,121)		20,796,227

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $43,631)	43,631	43,631

TOTAL INVESTMENTS 100.1% (cost $19,537,752)(w)		20,839,858
Liabilities in excess of other assets (0.1)%		(25,260)

Net Assets 100.0%		$20,814,598

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds